Net Loss Per Share (Tables)	12 Months Ended
Mar. 31, 2024
Net Loss Per Share [Abstract]
Schedule of Earnings Per Share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended March 31, 2022, 2023 and 2024, respectively, as follows:

	Year Ended March 31, 2022	Year Ended March 31, 2023	Year Ended March 31, 2024
	RMB	RMB	RMB

Numerator:
Net loss attributable to Boqii Holding Limited	(128,390)	(102,799)	(63,664)
Accretion on the Redeemable non-controlling interests to redemption value (Note 20)	(575)	(675)	(766)
Net loss attributable to ordinary shareholders	(128,965)	(103,474)	(64,430)
Denominator:
Weighted average number of ordinary shares used in computing net loss per share,
Basic and diluted (Note (a))	68,006,172	68,858,823	100,637,760
Net loss per share attributable to ordinary shareholders:
Basic and diluted	(1.90)	(1.50)	(0.64)

Note (a): Options exercisable for a minimal exercise price (the “Penny Stock”) are included in the denominator of basic loss per share calculation once there are no further vesting conditions or contingencies associated with them, as they are considered issuable shares. Basic net loss per share is computed using the weighted average number of ordinary shares outstanding and the Penny Stock during the reporting periods. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding and the Penny Stock during the reporting periods.

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following ordinary shares equivalent were excluded from the computation of diluted loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year Ended March 31, 2022	Year Ended March 31, 2023	Year Ended March 31, 2024

Share options - weighted average	719,437	591,418	488,853